Vanguard® Emerging Markets Select Stock Fund
Schedule of Investments (unaudited)
As of July 31, 2025
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (93.1%)
Argentina (0.0%)
*	Banco Macro SA ADR	2,275	159
Brazil (5.9%)
	B3 SA - Brasil Bolsa Balcao	3,234,800	7,267
	Ambev SA	3,113,715	6,929
	Petroleo Brasileiro SA - Petrobras ADR (XNYS)	474,901	6,050
	Vale SA	563,100	5,376
*	Natura Cosmeticos SA	3,185,600	5,137
	Neoenergia SA	876,600	3,837
	Banco Do Brasil SA	880,700	3,098
	Cia de Saneamento Basico do Estado de Sao Paulo	136,838	2,647
	Petroleo Brasileiro SA - Petrobras ADR	168,831	1,962
	Banco Bradesco SA ADR	626,103	1,734
	TIM SA	418,000	1,546
	Petroleo Brasileiro SA - Petrobras	227,850	1,456
	Rumo SA	386,273	1,141
	Banco Santander Brasil SA	183,191	865
	BB Seguridade Participacoes SA	137,968	830
[1]	Rede D'Or Sao Luiz SA	77,956	453
	WEG SA	62,464	414
	Raia Drogasil SA	92,885	224
			50,966
Canada (1.3%)
*	First Quantum Minerals Ltd.	322,339	5,418
	Lundin Mining Corp.	289,834	2,960
*	Valeura Energy Inc.	379,694	2,557
			10,935
Chile (0.5%)
*,2	Sociedad Quimica y Minera de Chile SA ADR	96,775	3,556
	Banco Santander Chile	7,833,900	453
			4,009
China (27.6%)
	Tencent Holdings Ltd.	641,890	44,940
	Alibaba Group Holding Ltd.	1,799,771	27,059
	China Merchants Bank Co. Ltd. Class H	2,100,658	13,631
	Haier Smart Home Co. Ltd. Class H	3,076,400	9,692
	China Overseas Land & Investment Ltd.	5,160,885	8,926
*	Baidu Inc. Class A	771,900	8,446
	Ping An Insurance Group Co. of China Ltd. Class H	1,195,000	8,204
	Weichai Power Co. Ltd. Class H	3,650,000	7,737
	Beijing Oriental Yuhong Waterproof Technology Co. Ltd. Class A	3,212,100	5,369
*,1	Meituan Class B	335,889	5,182
	Midea Group Co. Ltd. Class A	482,786	4,701
	Zhongsheng Group Holdings Ltd.	2,727,195	4,587
	ZTO Express Cayman Inc. ADR	217,785	4,288
	Kweichow Moutai Co. Ltd. Class A	21,085	4,160
	Anker Innovations Technology Co. Ltd. Class A	236,230	4,056
	China Construction Bank Corp. Class H	3,563,722	3,645
*,1	Xiaomi Corp. Class B	529,129	3,560
*	Luckin Coffee Inc. ADR	93,570	3,440
*	Zhejiang Sanhua Intelligent Controls Co. Ltd.	985,700	3,284
	Zhejiang Longsheng Group Co. Ltd. Class A	1,933,100	2,842
	ZTO Express Cayman Inc.	117,350	2,288
	ENN Energy Holdings Ltd.	277,281	2,260
*	Contemporary Amperex Technology Co. Ltd.	43,500	2,251
	KE Holdings Inc. ADR	117,574	2,166
[1]	Haidilao International Holding Ltd.	1,215,000	2,154
	Zijin Mining Group Co. Ltd. Class H	808,000	2,142
	China Pacific Insurance Group Co. Ltd. Class H	521,518	2,100

		Shares	Market Value ($000)
	KE Holdings Inc. Class A	337,337	2,063
	Goneo Group Co. Ltd. Class A	304,374	1,993
	JD.com Inc. Class A	125,501	1,978
	People's Insurance Co. Group of China Ltd. Class H	2,455,337	1,886
*,2	Pony AI Inc. ADR	138,528	1,862
*,1	Kuaishou Technology	186,900	1,825
*	BeOne Medicines Ltd.	73,350	1,668
	Tencent Music Entertainment Group Class A	156,426	1,645
	Yum China Holdings Inc.	35,040	1,627
	Contemporary Amperex Technology Co. Ltd. Class A (XSHE)	41,770	1,529
	ANTA Sports Products Ltd.	132,123	1,516
	Tencent Music Entertainment Group ADR	71,329	1,497
	NetEase Inc.	55,039	1,439
	Zoomlion Heavy Industry Science & Technology Co. Ltd. Class A	1,271,248	1,297
	PetroChina Co. Ltd. Class H	1,321,326	1,291
	Bank of Ningbo Co. Ltd. Class A	305,812	1,183
	Proya Cosmetics Co. Ltd. Class A	89,714	1,022
	Anhui Conch Cement Co. Ltd. Class H	350,710	1,015
	China National Building Material Co. Ltd. Class H	1,622,028	965
*	Didi Global Inc. ADR	191,212	962
	Ping An Insurance Group Co. of China Ltd. Class A	117,700	959
	Li Ning Co. Ltd.	452,000	958
	Alibaba Group Holding Ltd. ADR	7,872	950
	Brilliance China Automotive Holdings Ltd.	2,290,000	913
	Minth Group Ltd.	268,704	887
	Shenzhen Inovance Technology Co. Ltd. Class A	93,477	820
[1]	China Resources Mixc Lifestyle Services Ltd.	175,252	814
*	Baidu Inc. ADR	8,144	716
	BYD Co. Ltd. Class H	45,139	659
	China Railway Group Ltd. Class H	1,111,246	559
	Shandong Weigao Group Medical Polymer Co. Ltd. Class H	601,465	529
[1]	Fuyao Glass Industry Group Co. Ltd. Class H	72,513	523
[1]	WuXi AppTec Co. Ltd. Class H	36,607	488
*	Jiangsu Hengrui Pharmaceuticals Co. Ltd.	47,400	476
	Shanghai Zhangjiang High-Tech Park Development Co. Ltd. Class A	103,783	464
*	Zai Lab Ltd.	120,486	455
[1]	Yadea Group Holdings Ltd.	280,401	441
	Hangzhou Tigermed Consulting Co. Ltd. Class A	40,740	384
	China Resources Sanjiu Medical & Pharmaceutical Co. Ltd. Class A	70,460	306
*	Bloks Group Ltd.	20,485	305
	Yum China Holdings Inc. (XNYS)	6,275	293
	Midea Group Co. Ltd. Class A (XSEC)	30,000	292
*	Sichuan Kelun-Biotech Biopharmaceutical Co. Ltd.	2,815	149
[1]	Hangzhou Tigermed Consulting Co. Ltd. Class H	6,243	44
			236,757
Greece (0.3%)
	Alpha Bank SA	427,323	1,599
	Bank of Cyprus Holdings plc	114,607	861
			2,460
Hong Kong (4.1%)
	Galaxy Entertainment Group Ltd.	1,959,000	9,553
[1]	WH Group Ltd.	8,873,500	8,883
	Pacific Basin Shipping Ltd.	22,172,139	6,407
	Man Wah Holdings Ltd.	5,554,004	3,133
	AIA Group Ltd.	330,095	3,078
	Yue Yuen Industrial Holdings Ltd.	1,224,500	1,915
	Shenzhou International Group Holdings Ltd.	226,300	1,629
*	Duality Biotherapeutics Inc.	10,400	462
			35,060
Hungary (1.9%)
	OTP Bank Nyrt	100,905	8,188
	Richter Gedeon Nyrt	158,009	4,738
	MOL Hungarian Oil & Gas plc	367,263	3,191
			16,117
India (10.4%)
	Reliance Industries Ltd.	818,245	12,922
	HDFC Bank Ltd.	460,595	10,570
	Axis Bank Ltd.	710,072	8,623

		Shares	Market Value ($000)
	UPL Ltd.	790,830	6,327
	Kotak Mahindra Bank Ltd.	204,910	4,617
	UltraTech Cement Ltd.	27,871	3,881
	Tata Consultancy Services Ltd.	101,652	3,506
*	Delhivery Ltd.	635,158	3,070
[1]	HDFC Life Insurance Co. Ltd.	323,182	2,777
	HDFC Bank Ltd. ADR	34,033	2,613
	Bharti Airtel Ltd. (XNSE)	89,044	1,938
*	PB Fintech Ltd.	91,787	1,883
*	Amber Enterprises India Ltd.	18,629	1,682
	Godrej Consumer Products Ltd.	107,621	1,542
	Shriram Finance Ltd.	212,923	1,525
	Larsen & Toubro Ltd.	36,726	1,519
	Adani Ports & Special Economic Zone Ltd.	97,013	1,513
	Varun Beverages Ltd.	233,159	1,386
[1]	SBI Life Insurance Co. Ltd.	61,158	1,279
	Mahindra & Mahindra Ltd.	34,993	1,275
*	Hyundai Motor India Ltd.	47,576	1,167
	IDFC First Bank Ltd.	1,456,349	1,138
	Ambuja Cements Ltd.	158,861	1,070
	Bajaj Holdings & Investment Ltd.	6,632	1,053
	Infosys Ltd.	61,875	1,052
	Hindustan Unilever Ltd.	31,521	905
	Infosys Ltd. ADR	50,909	851
	Bajaj Finserv Ltd.	36,326	804
	Ashok Leyland Ltd.	566,564	779
	KEC International Ltd.	78,821	772
	Bajaj Auto Ltd.	7,808	711
	Eicher Motors Ltd.	10,981	683
	Jubilant Foodworks Ltd.	90,847	677
	Apollo Hospitals Enterprise Ltd.	7,005	597
	Oil & Natural Gas Corp. Ltd.	194,846	534
	Fortis Healthcare Ltd.	41,638	405
	Cipla Ltd.	17,172	303
	Rainbow Children's Medicare Ltd.	16,200	281
	Dixon Technologies India Ltd.	1,386	265
*	Dr. Agarwal's Health Care Ltd.	49,115	256
[1]	Macrotech Developers Ltd.	17,547	245
			88,996
Indonesia (1.5%)
	Bank Rakyat Indonesia Persero Tbk PT	41,082,393	9,200
	Bank Central Asia Tbk PT	4,171,553	2,091
	Bank Mandiri Persero Tbk PT	4,722,364	1,285
			12,576
Mexico (1.2%)
	Grupo Financiero Banorte SAB de CV Class O	447,869	3,991
	Wal-Mart de Mexico SAB de CV	1,075,875	3,172
	Fomento Economico Mexicano SAB de CV ADR	27,794	2,514
	Grupo Mexico SAB de CV Series B	115,831	725
			10,402
Other (0.1%)
[3]	Vanguard FTSE Emerging Markets ETF	12,403	618
Philippines (0.1%)
	Bdo Unibank Inc.	457,480	1,117
Poland (0.6%)
*,1	Allegro.eu SA	284,916	2,795
*	KGHM Polska Miedz SA	45,276	1,531
	Alior Bank SA	27,514	741
			5,067
Romania (0.1%)
	Banca Transilvania SA	162,616	1,010
Russia (0.0%)
*,4	MMC Norilsk Nickel PJSC ADR	200,203	—
*,4	Sberbank of Russia PJSC	1,473,153	—
*,4	Mobile TeleSystems PJSC ADR	93,946	—

		Shares	Market Value ($000)
*,4	Moscow Exchange MICEX-RTS PJSC	536,630	—
*,4	GMK Norilskiy Nickel PAO	124,700	—
*,4	Sberbank of Russia PJSC ADR	476,234	—
*,4	LUKOIL PJSC ADR	35,630	—
*,4	Novatek PJSC GDR (Registered)	422	—
*,2,4	Ozon Holdings plc ADR	35,000	—
*,4	Gazprom PJSC	926,846	—
			—
Saudi Arabia (1.1%)
[1]	Saudi Arabian Oil Co.	859,832	5,563
	Saudi National Bank	172,638	1,723
	Saudi Tadawul Group Holding Co.	33,661	1,468
	Saudi Basic Industries Corp.	34,071	496
	Dr Sulaiman Al Habib Medical Services Group Co.	3,275	229
	Mouwasat Medical Services Co.	8,815	178
			9,657
Singapore (0.7%)
	Wilmar International Ltd.	2,828,700	6,402
South Africa (1.6%)
*	Impala Platinum Holdings Ltd.	496,045	4,688
	FirstRand Ltd.	583,405	2,477
	Naspers Ltd. Class N	5,808	1,793
	Anglogold Ashanti plc (XNYS)	29,590	1,369
	Discovery Ltd.	102,876	1,220
	Harmony Gold Mining Co. Ltd.	86,992	1,165
	Gold Fields Ltd.	18,186	444
*	Sibanye Stillwater Ltd. ADR	44,174	369
	Clicks Group Ltd.	16,029	336
	PSG Financial Services Ltd.	23,609	30
			13,891
South Korea (7.1%)
	Samsung Electronics Co. Ltd. (XKRX)	405,559	20,669
	SK Hynix Inc.	45,990	8,914
	Hyundai Mobis Co. Ltd.	23,799	5,022
	Hankook Tire & Technology Co. Ltd.	152,172	4,854
	Shinhan Financial Group Co. Ltd.	85,140	4,146
	Hyundai Motor Co.	26,478	4,028
	Orion Corp.	48,394	3,864
	KB Financial Group Inc.	47,130	3,744
	DB Insurance Co. Ltd.	31,502	2,895
	WONIK IPS Co. Ltd.	91,246	2,131
	NAVER Corp.	6,089	1,025
			61,292
Taiwan (14.0%)
	Taiwan Semiconductor Manufacturing Co. Ltd. (XTAI)	2,115,553	81,447
	MediaTek Inc.	197,284	8,934
	Accton Technology Corp.	208,000	6,143
	Hon Hai Precision Industry Co. Ltd.	903,685	5,314
	United Integrated Services Co. Ltd.	138,000	3,623
	ASPEED Technology Inc.	20,646	3,127
	Chroma ATE Inc.	209,196	2,995
	Silergy Corp.	197,000	2,119
	Nien Made Enterprise Co. Ltd.	110,000	1,570
	E Ink Holdings Inc.	216,000	1,471
	Airtac International Group	44,963	1,279
	Compal Electronics Inc.	1,298,000	1,270
	Uni-President Enterprises Corp.	405,360	1,070
			120,362
Thailand (2.4%)
	SCB X PCL	1,918,500	7,411
	Indorama Ventures PCL NVDR	5,776,500	4,059
	Bangkok Bank PCL NVDR	802,000	3,625
	Bangkok Bank PCL (Registered)	524,400	2,370
*	True Corp. PCL NVDR	5,853,043	1,857
	PTT Exploration & Production PCL	210,559	811
			20,133

		Shares	Market Value ($000)
Turkiye (0.4%)
	Akbank TAS	2,083,063	3,454
United Arab Emirates (0.9%)
	Abu Dhabi Commercial Bank PJSC	743,018	3,288
	Emirates NBD Bank PJSC	187,607	1,365
	Abu Dhabi Islamic Bank PJSC	179,010	1,175
	Emaar Properties PJSC	269,168	1,115
	Aldar Properties PJSC	280,116	724
			7,667
United Kingdom (0.6%)
[1]	Airtel Africa plc	955,305	2,572
	Anglo American plc	53,719	1,512
	Antofagasta plc	29,012	715
*,1	Wizz Air Holdings plc	5,760	95
			4,894
United States (7.9%)
*	MercadoLibre Inc.	6,347	15,067
	Credicorp Ltd.	53,943	12,785
*	Sea Ltd. ADR	39,644	6,210
	Cognizant Technology Solutions Corp. Class A	65,080	4,670
	Kaspi.KZ JSC ADR (Registered)	58,948	4,651
*	Coupang Inc.	137,649	4,051
*	NU Holdings Ltd. Class A	314,469	3,843
*	Fabrinet	9,343	3,025
	Arcos Dorados Holdings Inc. Class A	400,303	2,662
*	VEON Ltd. ADR	41,786	2,286
	Copa Holdings SA Class A	20,622	2,282
*	WNS Holdings Ltd.	23,230	1,737
*	Grab Holdings Ltd. Class A	313,157	1,531
*	MakeMyTrip Ltd.	11,798	1,104
*	Globant SA	12,772	1,076
	Freeport-McMoRan Inc.	23,174	933
			67,913
Vietnam (0.8%)
	Vietnam Dairy Products JSC	1,915,970	4,472
	Mobile World Investment Corp.	810,000	2,010
			6,482
Total Common Stocks (Cost $637,721)			798,396
Preferred Stocks (2.5%)
	Itau Unibanco Holding SA Preference Shares	915,190	5,746
	Cia Energetica de Minas Gerais Preference Shares	2,842,484	5,244
	Petroleo Brasileiro SA - Petrobras Preference Shares	870,100	5,072
	Samsung Electronics Co. Ltd. Preference Shares	113,172	4,660
	Raizen SA Preference Shares	2,547,300	646
Total Preferred Stocks (Cost $20,452)			21,368
Temporary Cash Investments (4.8%)
Money Market Fund (4.8%)
[5,6]	Vanguard Market Liquidity Fund, 4.367% (Cost $41,626)	416,295	41,625
Total Investments (100.4%) (Cost $699,799)			861,389
Other Assets and Liabilities—Net (-0.4%)			(3,811)
Net Assets (100%)			857,578
Cost is in $000.
*	Non-income-producing security.
1	Security exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. At July 31, 2025, the aggregate value was $39,693, representing 4.6% of net assets.
2	Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $4,349.
3	Considered an affiliated company of the fund as the issuer is another member of The Vanguard Group.
4	Security value determined using significant unobservable inputs.
5	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.
6	Collateral of $5,209 was received for securities on loan.
ADR—American Depositary Receipt.
GDR—Global Depositary Receipt.
NVDR—Non-Voting Depository Receipt.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
MSCI Emerging Markets Index	September 2025	463	28,667	607
A.	Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund’s pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. These procedures include obtaining quotations from an independent pricing service, monitoring news to identify significant market- or security-specific events, and evaluating changes in the values of foreign market proxies (for example, ADRs, futures contracts, or exchange-traded funds), between the time the foreign markets close and the fund’s pricing time. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.
B.	Foreign Currency: Securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using exchange rates obtained from an independent third party as of the fund’s pricing time on the valuation date. Realized gains (losses) and unrealized appreciation (depreciation) on investment securities include the effects of changes in exchange rates since the securities were purchased, combined with the effects of changes in security prices. Fluctuations in the value of other assets and liabilities resulting from changes in exchange rates are recorded as unrealized foreign currency gains (losses) until the assets or liabilities are settled in cash, at which time they are recorded as realized foreign currency gains (losses).
C.	Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
D.	Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund’s investments and derivatives as of July 31, 2025, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks—North and South America	144,384	—	—	144,384
Common Stocks—Other	28,005	626,007	—	654,012
Preferred Stocks	16,708	4,660	—	21,368
Temporary Cash Investments	41,625	—	—	41,625
Total	230,722	630,667	—	861,389
Derivative Financial Instruments
Assets
Futures Contracts[1]	607	—	—	607
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.
E.	Transactions during the period in investments where the issuer is another member of The Vanguard Group were as follows:
		Current Period Transactions
	Oct. 31, 2024 Market Value ($000)	Purchases at Cost ($000)	Proceeds from Securities Sold ($000)	Realized Net Gain (Loss) ($000)	Change in Unrealized App. (Dep.) ($000)	Income ($000)	Capital Gain Distributions Received ($000)	Jul. 31, 2025 Market Value ($000)
Vanguard FTSE Emerging Markets ETF	1,773	8,511	9,811	217	(72)	6	—	618
Vanguard Market Liquidity Fund	34,432	NA1	NA1	(3)	—	1,086	—	41,625
Total	36,205	8,511	9,811	214	(72)	1,092	—	42,243
1	Not applicable—purchases and sales are for temporary cash investment purposes.